Commitments and Contingencies - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 NZD	Dec. 17, 2010	Sep. 30, 2010 USD ($)	Mar. 31, 2013 Five non-executive directors [Member] AUD	Mar. 31, 2013 Two non-executive directors [Member] AUD	Mar. 31, 2013 Former officer [Member] AUD
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
Litigation settlement						$ 10,300,000
Litigation settlement percentage of costs payable					90.00%
Payment of penalty by officers							25,000	20,000	75,000
Provision made under indemnities	2,000,000
Net of estimated recoveries from third-party	15,200,000
Expenses related to legacy New Zealand product liability claims	13,200,000
Legacy claims could result in additional loss	10,000,000
Potential exposure on specified contingency				1,500,000,000
Rental expense	16,200,000	16,000,000	15,300,000
Acquisition of plant and equipment and other purchase obligations	$ 0